Intangible Assets (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Intangible Assets
Cost	$ 999,779	$ 967,803
Accumulated amortization	662,820	635,734
Net	336,959	332,069
Customer agreements and relationships
Intangible Assets
Cost	420,878	407,943
Accumulated amortization	236,338	226,397
Existing technology
Intangible Assets
Cost	547,733	529,536
Accumulated amortization	400,739	384,307
Trade names
Intangible Assets
Cost	13,654	13,024
Accumulated amortization	10,568	10,280
Non-compete covenants
Intangible Assets
Cost	17,514	17,300
Accumulated amortization	$ 15,175	$ 14,750